UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR CORE BOND FUND JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 37.6%
	Face Amount	Value
COMMUNICATION SERVICES — 1.9%
Comcast
4.600%, 10/15/38	$400,000	$463,482
Crown Castle Towers
4.241%, 07/15/28 (A)	400,000	429,023
3.222%, 05/15/22 (A)	300,000	302,434
Discovery Communications
4.125%, 05/15/29	435,000	454,256

		1,649,195

CONSUMER DISCRETIONARY — 0.4%
Viacom
6.875%, 04/30/36	250,000	317,744

CONSUMER STAPLES — 2.2%
Bacardi
5.150%, 05/15/38 (A)	390,000	407,472
Bunge Finance
3.250%, 08/15/26	250,000	242,234
Conagra Brands
4.600%, 11/01/25	400,000	434,841
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21 (A)	250,000	247,447
Suntory Holdings
2.550%, 06/28/22 (A)	250,000	249,251
Tyson Foods
3.900%, 09/28/23	380,000	398,456

		1,979,701

ENERGY — 3.9%
Boardwalk Pipelines
4.800%, 05/03/29	630,000	660,363
Diamondback Energy
4.750%, 11/01/24	390,000	401,212
Enbridge
6.250%, VAR ICE LIBOR USD 3 Month+3.641%, 03/01/78	380,000	395,470
Kerr-McGee
7.125%, 10/15/27	250,000	295,303
MarkWest Energy Partners
4.875%, 06/01/25	375,000	399,074
Midwest Connector Capital
3.900%, 04/01/24 (A)	620,000	644,656
Noble Energy
8.000%, 04/01/27	250,000	311,842
Western Midstream Operating
4.000%, 07/01/22	335,000	340,962

		3,448,882

FINANCIALS — 16.1%
Ally Financial
3.875%, 05/21/24	440,000	454,301

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Ansett Worldwide Aviation Services Leasing
4.870%, 07/17/21 (A)(B)	$630,924	$646,344
Apollo Management Holdings
4.000%, 05/30/24 (A)	835,000	867,577
Ares Capital
4.250%, 03/01/25	450,000	460,391
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931%, 09/15/67	380,000	402,876
Bank of Montreal
3.803%, VAR USD Swap Semi 30/360 5 Yr Curr+1.432%, 12/15/32	440,000	448,114
BlackRock TCP Capital
4.125%, 08/11/22	400,000	401,428
Brookfield Finance
4.250%, 06/02/26	495,000	524,686
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 02/28/49	330,000	363,564
CIT Group
4.750%, 02/16/24	655,000	695,118
Daimler Finance North America
2.000%, 07/06/21 (A)	300,000	296,940
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/28	415,000	430,529
E*TRADE Financial
3.800%, 08/24/27	435,000	445,303
First Republic Bank
4.375%, 08/01/46	435,000	450,860
General Motors Financial
3.700%, 05/09/23	250,000	254,837
Huntington Bancshares
5.700%, VAR ICE LIBOR USD 3 Month+2.880%, 07/15/68	450,000	453,938
Legg Mason
5.625%, 01/15/44	420,000	461,182
M&T Bank
6.450%, VAR ICE LIBOR USD 3 Month+3.610%, 08/15/67	387,000	419,895
Main Street Capital
5.200%, 05/01/24	430,000	460,471
Neuberger Berman Group
4.500%, 03/15/27 (A)	370,000	389,641
Nuveen Finance
4.125%, 11/01/24 (A)	400,000	428,232
Owl Rock Capital
5.250%, 04/15/24	400,000	415,218
PNC Financial Services Group 6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 12/31/49	395,000	421,801

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR CORE BOND FUND JULY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIALS — continued
Prospect Capital
6.375%, 01/15/24	$200,000	$211,531
5.875%, 03/15/23	380,000	399,796
Stifel Financial
4.250%, 07/18/24	445,000	466,317
SunTrust Banks
5.050%, VAR ICE LIBOR USD 3 Month+3.102%, 12/15/67	470,000	472,350
Synchrony Financial
4.250%, 08/15/24	425,000	445,178
Synovus Financial
3.125%, 11/01/22	425,000	425,531
TPG Specialty Lending
4.500%, 01/22/23	370,000	370,436
US Bancorp
2.400%, 07/30/24	500,000	499,156
Willis North America
3.600%, 05/15/24	415,000	429,137

		14,312,678

HEALTH CARE — 0.5%
Edwards Lifesciences
4.300%, 06/15/28	380,000	415,480

INDUSTRIALS — 3.4%
AerCap Ireland Capital
3.500%, 05/26/22	424,000	431,077
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	383,550	385,122
Aviation Capital Group
4.375%, 01/30/24 (A)	390,000	409,715
CNH Industrial MTN
3.850%, 11/15/27	335,000	340,262
FLIR Systems
3.125%, 06/15/21	250,000	252,199
Masco
6.500%, 08/15/32	317,000	378,749
Parker-Hannifin
4.000%, 06/14/49	425,000	445,275
Timken
4.500%, 12/15/28	390,000	406,858

		3,049,257

INFORMATION TECHNOLOGY — 0.9%
Microsoft
3.700%, 08/08/46	350,000	379,379
NXP BV
5.550%, 12/01/28 (A)	390,000	440,777

		820,156

MATERIALS — 3.5%
Anglo American Capital
4.500%, 03/15/28 (A)	385,000	402,961
ArcelorMittal
7.000%, 10/15/39	340,000	407,238

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

MATERIALS — continued
CF Industries
4.500%, 12/01/26 (A)	$300,000	$318,640
Martin Marietta Materials
6.250%, 05/01/37	250,000	288,736
Nucor
5.200%, 08/01/43	300,000	359,061
Steel Dynamics
4.125%, 09/15/25	450,000	451,849
Vulcan Materials
4.500%, 04/01/25	400,000	424,459
WRKCo
4.650%, 03/15/26	390,000	424,390

		3,077,334

REAL ESTATE — 1.1%
STORE Capital
4.500%, 03/15/28	380,000	402,515
Vornado Realty
3.500%, 01/15/25	565,000	579,011

		981,526

UTILITIES — 3.7%
Avangrid
3.800%, 06/01/29	400,000	421,574
CenterPoint Energy
6.125%, VAR ICE LIBOR USD 3 Month+3.270%, 03/01/68	390,000	406,653
DPL
4.350%, 04/15/29 (A)	425,000	415,083
Emera US Finance
4.750%, 06/15/46	250,000	280,576
IPALCO Enterprises
3.700%, 09/01/24	305,000	313,535
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.843%, 06/15/68	385,000	383,006
SCANA MTN
4.125%, 02/01/22	415,000	422,404
Sempra Energy
4.000%, 02/01/48	410,000	414,944
Spire
3.543%, 02/27/24	250,000	254,077

		3,311,852

Total Corporate Obligations
(Cost $32,112,921)		33,363,805

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 21.4%
FHLMC
4.500%, 12/01/48	643,834	680,329
4.000%, 02/01/47	1,112,330	1,167,317
4.000%, 11/01/47	1,255,028	1,311,193
3.500%, 11/01/44	952,912	989,126
3.500%, 04/01/46	641,603	662,871
3.500%, 07/01/47	1,657,249	1,709,996

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR CORE BOND FUND JULY 31, 2019 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value

3.000%, 02/01/45	$877,094	$892,281
3.000%, 08/01/45	405,730	412,348
3.000%, 02/01/48	684,200	693,729
2.500%, 02/01/30	463,709	467,082
FHLMC, Ser 2016-4563, Cl VB
3.000%, 05/15/39	500,000	506,139
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A
4.205%, 02/25/43(C)	161,524	163,861
FNMA
4.500%, 02/01/41	985,508	1,063,580
4.000%, 03/01/35	336,768	352,501
4.000%, 01/01/42	783,652	830,861
4.000%, 05/01/49	866,601	896,783
3.500%, 02/01/47	676,490	702,427
3.500%, 12/01/47	656,178	676,820
3.500%, 06/01/49	1,198,077	1,245,643
3.000%, 10/01/48	1,361,329	1,375,495
GNMA
4.000%, 07/20/48	681,848	709,128
3.500%, 06/20/48	1,488,230	1,539,609

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $18,871,960)		19,049,119

U.S. TREASURY OBLIGATIONS — 15.1%
U.S. Treasury Bonds
4.625%, 02/15/40	700,000	959,766
3.750%, 08/15/41	1,450,000	1,778,799
3.000%, 05/15/45	1,725,000	1,884,967
2.250%, 08/15/46	3,500,000	3,304,902
U.S. Treasury Notes
2.250%, 08/15/27	2,640,000	2,694,759
1.875%, 01/31/22	2,800,000	2,799,672

Total U.S. Treasury Obligations
(Cost $12,859,169)		13,422,865

ASSET-BACKED SECURITIES — 13.3%
AASET, Ser 2018-1A, Cl A
3.844%, 01/16/38 (A)	375,169	375,796
ABPCI Direct Lending Fund CLO I, Ser 2019-1A, Cl A1BR
3.940%, 07/20/29 (A)	425,000	424,923
American Homes 4 Rent Trust, Ser 2014-SFR3, Cl B
4.201%, 12/17/36 (A)	285,000	299,407
ARL Second, Ser 2014-1A, Cl A2
3.970%, 06/15/44 (A)	100,000	104,183
Coinstar Funding Series, Ser 2017-1A, Cl A2
5.216%, 04/25/47 (A)	566,950	578,407
CoreVest American Finance Trust, Ser 2018-1, Cl A
3.804%, 06/15/51 (A)	374,977	387,229

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
3.526%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/47 (A)	$289,100	$289,276
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40 (A)	149,030	150,922
Drug Royalty III, Ser 2017-1A, Cl A1
4.803%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27 (A)	125,531	126,556
ExteNet, Ser 2019-1A, Cl A2
3.204%, 07/26/49 (A)	720,000	719,050
Garrison BSL CLO, Ser 2019-1RA, Cl A1R
4.101%, VAR ICE LIBOR USD 3 Month+1.490%, 04/20/29 (A)	400,000	400,426
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43 (A)	369,397	307,092
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/28 (A)	122,370	122,645
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/28 (A)	89,974	90,010
Monarch Grove CLO, Ser 2018-1A, Cl A1
3.156%, VAR ICE LIBOR USD 3 Month+0.880%, 01/25/28 (A)	565,000	560,912
MVW Owner Trust, Ser 2018-1A, Cl C
3.900%, 01/21/36 (A)	481,417	492,665
New Residential Mortgage, Ser 2018-FNT2, Cl A
3.790%, 07/25/54 (A)	722,555	730,311
OneMain Financial Issuance Trust, Ser 2017-1A, Cl A1
2.370%, 09/14/32 (A)	290,000	289,057
PSNH Funding 3, Ser 2018-1, Cl A3
3.814%, 02/01/35	560,000	607,585
SBA Tower Trust, Ser 2014-2A, Cl C
3.869%, 10/15/49 (A)	850,000	876,556
SCF Equipment Leasing, Ser 2019-1A, Cl C
3.920%, 11/20/26 (A)	575,000	588,824
SoFi Consumer Loan Program, Ser 2016-5, Cl B
4.550%, 09/25/28 (A)(C)	380,000	389,924
SoFi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/26 (A)	12,497	12,492

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR CORE BOND FUND JULY 31, 2019 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Taco Bell Funding, Ser 2018-1A, Cl A2I
4.318%, 11/25/48 (A)	$398,000	$410,390
Trafigura Securitisation Finance, Ser 2018-1A, Cl A2
3.730%, 03/15/22 (A)	845,000	859,356
Trinitas CLO V, Ser 2019-5A, Cl AR
3.666%, VAR ICE LIBOR USD 3 Month+1.390%, 10/25/28 (A)	420,000	420,376
TRIP Rail Master Funding, Ser 2017-1A, Cl A2
3.736%, 08/15/47 (A)	280,000	286,393
Vantage Data Centers, Ser 2019-1A, Cl A2
3.188%, 07/15/44 (A)	660,000	660,000
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl C
2.920%, 05/15/23 (A)	295,000	295,557

Total Asset-Backed Securities
(Cost $11,758,136)		11,856,320

MORTGAGE-BACKED SECURITIES — 9.7%
Agate Bay Mortgage Trust, Ser 2014-1, Cl B1
3.876%, 07/25/44 (A)(C)	587,528	596,426
Agate Bay Mortgage Trust, Ser 2016-3, Cl A5
3.500%, 08/25/46 (A)(C)	469,256	477,028
BANK, Ser 2017-BNK9, Cl ASB
3.470%, 11/15/54	500,000	526,740
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	365,599	388,645
Commercial Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/46 (A)	354,713	357,861
Commercial Mortgage Trust, Ser 2012-CR5, Cl A3
2.540%, 12/10/45	100,000	100,561
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (A)(C)	619,765	616,583
FREMF Mortgage Trust, Ser 2012-K21, Cl B
3.935%, 07/25/45 (A)(C)	280,000	290,363
FREMF Mortgage Trust, Ser 2013-K31, Cl B
3.630%, 07/25/46 (A)(C)	160,000	166,016
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (A)(B)	241,229	301,744
GS Mortgage Securities Trust, Ser 2013-GCJ12, Cl AAB
2.678%, 06/10/46	341,604	341,710
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	500,000	518,612

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1
2.839%, 06/25/46 (A)(C)	$286,008	$285,911
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.813%, 07/25/44 (A)(C)	242,229	240,767
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/48	400,000	411,858
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	778,753	818,328
Sequoia Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 02/25/48 (A)(C)	636,530	644,057
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (A)(C)	260,396	264,401
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (A)(C)	226,374	229,087
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/47 (A)(C)	346,263	352,323
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (A)(C)	229,554	232,387
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/46	440,753	443,675

Total Mortgage-Backed Securities
(Cost $8,515,506)		8,605,083

MUNICIPAL BOND — 0.6%
Camp Pendleton & Quantico Housing 6.165%, 10/01/50 (A)
(Cost $488,167)	400,000	507,500

Total Investments— 97.7%
(Cost $84,605,859)		$86,804,692

Percentages based on Net Assets of $88,810,080.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2019 was $23,707,381 and represented 26.7% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR CORE BOND FUND JULY 31, 2019 (Unaudited)

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR— Variable Rate

The following is a list of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Corporate Obligations	$—	$32,717,461	$646,344	$33,363,805
U.S. Government Agency Mortgage-Backed Obligations	—	19,049,119	—	19,049,119
U.S. Treasury Obligations	—	13,422,865	—	13,422,865
Asset-Backed Securities	—	11,856,320	—	11,856,320
Mortgage-Backed Securities	—	8,303,339	301,744	8,605,083
Municipal Bond	—	507,500	—	507,500

Total Investments in Securities	$–	$85,856,604	$948,088	$86,804,692

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 instruments at the beginning and/or end of the period in relation to net assets.

The following is a reconciliation of investments in which significant unobservable inputs Level 3 were used in determining value as of July 31, 2019:

	Corporate Obligations	Mortgage- Backed Securities	Total

Beginning balance as of November 1, 2018	$ 679,227	$ 275,840	$ 955,067
Accrued discounts/premiums	—	(462)	(462)
Realized gain/(loss)	—	(327)	(327)
Change in unrealized appreciation/ (depreciation)	16,742	28,720	45,462
Sales/paydowns	(49,625)	(2,027)	(51,652)
Transfers into Level 3	—	—	—

Ending balance as of July 31, 2019	$646,344	$301,744	$948,088

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$16,742	$28,720	$45,462

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2019, there were Level 3 securities due to changes in the availability of observable inputs used to determine fair value. There were no other significant transfers for the period ended July 31, 2019. All transfers, if any, are recognized by the Fund at the end of each period.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LIMITED DURATION FUND JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 53.2%
	Face Amount	Value
COMMUNICATION SERVICES — 2.0%
AT&T
4.600%, 02/15/21	$600,000	$616,777
Comcast
3.450%, 10/01/21	500,000	512,535
Discovery Communications
3.500%, 06/15/22 (A)	180,000	183,670
Verizon Communications
2.946%, 03/15/22	250,000	254,421
Viacom
3.125%, 06/15/22	240,000	241,733
Vodafone Group
3.312%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	200,000	201,682

		2,010,818

CONSUMER DISCRETIONARY — 0.9%
DR Horton
2.550%, 12/01/20	475,000	474,665
Ford Motor Credit
3.099%, VAR ICE LIBOR USD 3 Month+0.810%, 04/05/21	450,000	445,768

		920,433

CONSUMER STAPLES — 5.0%
Campbell Soup
3.040%, VAR ICE LIBOR USD 3 Month+0.630%, 03/15/21	411,000	411,069
Coca-Cola European Partners
4.500%, 09/01/21	720,000	743,757
Conagra Brands
3.800%, 10/22/21	500,000	513,631
Constellation Brands
2.250%, 11/06/20	115,000	114,656
General Mills
3.313%, VAR ICE LIBOR USD 3 Month+1.010%, 10/17/23	490,000	493,564
Hillshire Brands
4.100%, 09/15/20	245,000	247,956
Mondelez International Holdings
Netherlands BV 2.000%, 10/28/21 (A)	500,000	494,894
Pernod Ricard
5.750%, 04/07/21 (A)	640,000	673,497
Smithfield Foods
2.700%, 01/31/20 (A)	500,000	498,809
Tyson Foods
2.250%, 08/23/21	360,000	358,452
Wm Wrigley Jr
3.375%, 10/21/20 (A)	366,000	370,166

		4,920,451

ENERGY — 4.5%
BG Energy Capital
4.000%, 12/09/20 (A)	350,000	357,010

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Encana
3.900%, 11/15/21	$416,000	$425,073
Energen
4.625%, 09/01/21	500,000	511,830
Equities
3.089%, VAR ICE LIBOR USD 3 Month+0.770%, 10/01/20	350,000	349,832
Midwest Connector Capital
3.625%, 04/01/22 (A)	750,000	765,628
NuStar Logistics
4.800%, 09/01/20	500,000	506,875
Plains All American Pipeline
3.650%, 06/01/22	500,000	510,871
Rockies Express Pipeline
5.625%, 04/15/20 (A)	500,000	511,695
Western Midstream Operating
5.375%, 06/01/21	500,000	515,832

		4,454,646

FINANCIALS — 15.5%
Ally Financial
4.250%, 04/15/21	500,000	507,885
Ansett Worldwide Aviation Services Leasing
4.870%, 07/17/21 (A)(B)	808,170	827,921
Ares Capital
3.875%, 01/15/20	450,000	451,648
Associated Bank
3.500%, 08/13/21	500,000	507,588
Bank of America MTN
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/21	415,000	414,284
BBVA USA
2.875%, 06/29/22	475,000	478,205
BlackRock TCP Capital
4.125%, 08/11/22	465,000	466,660
Canadian Imperial Bank of Commerce
2.606%, VAR ICE LIBOR USD 3 Month+0.785%, 07/22/23	750,000	749,570
Capital One Financial
2.400%, 10/30/20	470,000	469,772
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 02/28/49	410,000	451,701
CIT Group
5.000%, 08/15/22	685,000	726,100
Citigroup
3.625%, VAR ICE LIBOR USD 3 Month+1.100%, 05/17/24	415,000	419,287
Citizens Bank
3.331%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/22	250,000	250,964
3.250%, 02/14/22	250,000	254,404

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LIMITED DURATION FUND JULY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Daimler Finance North America
2.300%, 02/12/21 (A)	$165,000	$164,263
Discover Bank
3.100%, 06/04/20	470,000	471,836
E*TRADE Financial
2.950%, 08/24/22	480,000	483,475
First Horizon National
3.500%, 12/15/20	470,000	474,572
Huntington Bancshares
7.000%, 12/15/20	440,000	466,028
KeyCorp MTN
2.900%, 09/15/20	475,000	478,146
Main Street Capital
4.500%, 12/01/22	415,000	427,288
People’s United Financial
3.650%, 12/06/22	470,000	481,369
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 12/31/49	420,000	448,497
Regions Bank
3.374%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/21	125,000	125,980
2.750%, 04/01/21	480,000	481,547
Royal Bank of Canada MTN
2.949%, VAR ICE LIBOR USD 3 Month+0.660%, 10/05/23	500,000	500,516
Santander Holdings USA
4.450%, 12/03/21	500,000	518,195
3.700%, 03/28/22	250,000	255,393
Stifel Financial
3.500%, 12/01/20	300,000	302,933
SunTrust Bank
2.800%, 05/17/22	500,000	505,078
Synchrony Financial
3.750%, 08/15/21	465,000	473,185
Willis Towers Watson
5.750%, 03/15/21	470,000	493,007
Zions Bancorp
3.500%, 08/27/21	750,000	763,410

		15,290,707

HEALTH CARE — 1.0%
Anthem
2.500%, 11/21/20	470,000	470,649
Zimmer Biomet Holdings
3.169%, VAR ICE LIBOR USD 3 Month+0.750%, 03/19/21	500,000	500,029

		970,678

INDUSTRIALS — 7.9%
AerCap Ireland Capital DAC
4.450%, 12/16/21	500,000	517,065
Air Lease
2.500%, 03/01/21	575,000	575,012

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	$425,101	$426,844
Arconic
6.150%, 08/15/20	402,000	415,025
CNH Industrial Capital
4.375%, 11/06/20	435,000	443,783
CRH America
5.750%, 01/15/21	340,000	354,370
Delta Air Lines
3.625%, 03/15/22	500,000	509,715
Fortive
2.350%, 06/15/21	750,000	746,997
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/19 (A)	425,000	429,741
Johnson Controls
4.250%, 03/01/21	450,000	460,506
Masco
7.125%, 03/15/20	463,000	475,325
Penske Truck Leasing LP
3.200%, 07/15/20 (A)	415,000	416,821
Pentair Finance Sarl
3.150%, 09/15/22	830,000	834,038
Ryder System MTN
2.875%, 06/01/22	730,000	736,437
Spirit AeroSystems
3.210%, VAR ICE LIBOR USD 3 Month+0.800%, 06/15/21	500,000	498,181

		7,839,860

INFORMATION TECHNOLOGY — 1.0%
Broadcom
3.000%, 01/15/22	500,000	501,950
NXP BV
4.125%, 06/01/21 (A)	500,000	511,367

		1,013,317

MATERIALS — 6.4%
ArcelorMittal
5.125%, 06/01/20	438,000	446,951
BHP Billiton Finance USA
6.250%, VAR USD Swap Semi 30/360 5 Yr Curr+4.971%, 10/19/75 (A)	500,000	520,000
Celanese US Holdings
5.875%, 06/15/21	421,000	445,689
CF Industries
3.400%, 12/01/21 (A)	500,000	505,430
Glencore Funding
2.875%, 04/16/20 (A)	264,000	264,253
International Flavors & Fragrances
3.400%, 09/25/20	500,000	504,635

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LIMITED DURATION FUND JULY 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
Martin Marietta Materials
3.173%, VAR ICE LIBOR USD 3 Month+0.650%, 05/22/20	$300,000	$300,444
2.887%, VAR ICE LIBOR USD 3 Month+0.500%, 12/20/19	170,000	170,127
Mosaic
3.250%, 11/15/22	500,000	508,107
Packaging Corp of America
2.450%, 12/15/20	470,000	469,711
Solvay Finance America
3.400%, 12/03/20 (A)	400,000	402,955
Steel Dynamics
5.125%, 10/01/21	500,000	501,250
Teck Resources
4.500%, 01/15/21	756,000	767,494
Vulcan Materials
3.170%, VAR ICE LIBOR USD 3 Month+0.650%, 03/01/21	195,000	195,229
3.010%, VAR ICE LIBOR USD 3 Month+0.600%, 06/15/20	300,000	300,230

		6,302,505

REAL ESTATE — 2.7%
American Campus Communities Operating Partnership
3.350%, 10/01/20	470,000	474,057
American Tower
2.800%, 06/01/20	300,000	300,523
Brixmor Operating Partnership
3.875%, 08/15/22	500,000	513,365
Kimco Realty
3.200%, 05/01/21	415,000	419,505
Liberty Property
4.750%, 10/01/20	139,000	141,818
Rayonier
3.750%, 04/01/22	820,000	831,578

		2,680,846

UTILITIES — 6.3%
Dominion Energy
4.104%, 04/01/21	460,000	470,168
DPL
7.250%, 10/15/21	500,000	535,625
Duquesne Light Holdings
6.400%, 09/15/20 (A)	500,000	518,814
5.900%, 12/01/21 (A)	254,000	269,917
Emera US Finance
2.700%, 06/15/21	400,000	400,447
IPALCO Enterprises
3.450%, 07/15/20	382,000	383,923
LG&E & KU Energy
4.375%, 10/01/21	250,000	258,071
Mississippi Power
2.961%, VAR ICE LIBOR USD 3 Month+0.650%, 03/27/20	430,000	430,122

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
National Grid North America MTN
2.375%, 09/30/20	$250,000	$248,416
Pennsylvania Electric
5.200%, 04/01/20	415,000	422,246
PPL Capital Funding
3.500%, 12/01/22	500,000	514,039
SCANA MTN
4.750%, 05/15/21	275,000	281,951
4.125%, 02/01/22	545,000	554,722
Sempra Energy
2.803%, VAR ICE LIBOR USD 3 Month+0.500%, 01/15/21	475,000	474,097
WEC Energy Group
3.375%, 06/15/21	500,000	508,465

		6,271,023

Total Corporate Obligations (Cost $52,404,906)		52,675,284

U.S. TREASURY OBLIGATIONS — 24.2%

U.S. Treasury Notes
2.625%, 06/15/21	4,850,000	4,912,520
2.625%, 07/15/21	2,000,000	2,026,953
1.750%, 03/31/22	9,550,000	9,522,395
1.375%, 01/31/21	7,560,000	7,492,963

Total U.S. Treasury Obligations (Cost $23,723,155)		23,954,831

ASSET-BACKED SECURITIES — 15.9%

AASET, Ser 2018-1A, Cl A
3.844%, 01/16/38 (A)	420,787	421,491
Axis Equipment Finance Receivables, Ser 2019-1A, Cl A2
2.630%, 06/20/24 (A)	500,000	499,432
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
3.526%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/47 (A)	327,320	327,520
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40 (A)	745,151	754,609
Drug Royalty III, Ser 2017-1A, Cl A1
4.803%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27 (A)	151,585	152,823
Drug Royalty III 1, Ser 2018-1A, Cl A2
4.270%, 10/15/31 (A)	409,692	419,475
Garrison BSL CLO, Ser 2019-1RA, Cl A1R
4.101%, VAR ICE LIBOR USD 3 Month+1.490%, 04/20/29 (A)	455,000	455,485

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LIMITED DURATION FUND JULY 31, 2019 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
GM Financial Automobile Leasing Trust, Ser 2018-2, Cl C
3.500%, 04/20/22	$500,000	$504,326
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl AR
3.356%, VAR ICE LIBOR USD 3 Month+1.080%, 07/25/27 (A)	500,000	499,285
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/28 (A)	146,844	147,174
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/29 (A)	558,772	562,196
Marlette Funding Trust, Ser 2019-3A, Cl B
3.070%, 09/17/29 (A)	490,000	489,940
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/28 (A)	115,466	115,513
Master Credit Card Trust II, Ser 2018-1A, Cl C
3.737%, 07/21/24 (A)	540,000	551,757
Master Credit Card Trust II, Ser 2017-1A, Cl B
2.560%, 07/21/21 (A)	410,000	409,332
Monarch Grove CLO, Ser 2018-1A, Cl A1
3.156%, VAR ICE LIBOR USD 3 Month+0.880%, 01/25/28 (A)	630,000	625,442
MVW Owner Trust, Ser 2018-1A, Cl C
3.900%, 01/21/36 (A)	601,771	615,831
MVW Owner Trust, Ser 2017-1A, Cl B
2.750%, 12/20/34 (A)	219,494	218,005
New Residential Mortgage, Ser 2018-FNT2, Cl A
3.790%, 07/25/54 (A)	820,401	829,206
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/29 (A)	565,000	571,578
OneMain Financial Issuance Trust, Ser 2017-1A, Cl A1
2.370%, 09/14/32 (A)	320,000	318,959
Santander Drive Auto Receivables Trust, Ser 2018-4, Cl C
3.560%, 07/15/24	1,040,000	1,051,572
SCF Equipment Leasing, Ser 2019-1A, Cl B
3.490%, 01/20/26 (A)	900,000	916,064
Sierra Timeshare Receivables Funding, Ser 2016-3A, Cl A
2.430%, 10/20/33 (A)	232,733	231,399
SoFi Consumer Loan Program, Ser 2016-5, Cl B
4.550%, 09/25/28 (A)(C)	485,000	497,666
SoFi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/26 (A)	13,885	13,880

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
SoFi Professional Loan Program, Ser 2015-C, Cl B
3.580%, 08/25/36 (A)	$637,853	$641,263
SoFi Professional Loan Program, Ser 2017-F, Cl A1FX
2.050%, 01/25/41 (A)	320,155	319,278
STORE Master Funding I, Ser 2015-1A, Cl A1
3.750%, 04/20/45 (A)	518,738	525,813
Trinitas CLO V, Ser 2019-5A, Cl AR
3.666%, VAR ICE LIBOR USD 3 Month+1.390%, 10/25/28 (A)	435,000	435,389
VSE VOI Mortgage, Ser 2016-A, Cl A
2.540%, 07/20/33 (A)	254,012	253,126
Wellfleet CLO, Ser 2018-2A, Cl A1R
3.418%, VAR ICE LIBOR USD 3 Month+1.140%, 10/20/28 (A)	500,000	498,912
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl C
2.920%, 05/15/23 (A)	380,000	380,717
Zais CLO 8, Ser 2018-1A, Cl A
3.253%, VAR ICE LIBOR USD 3 Month+0.950%, 04/15/29 (A)	477,000	472,947

Total Asset-Backed Securities (Cost $15,633,323)		15,727,405

MORTGAGE-BACKED SECURITIES — 5.3%

CD Mortgage Trust, Ser 2017-CD6, Cl A1
2.168%, 11/13/50	285,957	285,275
CFCRE Commercial Mortgage Trust, Ser C2, Cl B
5.748%, 12/15/47 (A)(C)	220,000	232,873
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A1
2.065%, 09/15/50	381,258	379,410
COMM Mortgage Trust, Ser 2012-CR1, Cl ASB
3.053%, 05/15/45	168,138	169,265
COMM Mortgage Trust, Ser 2013-CR7, Cl ASB
2.739%, 03/10/46	130,751	131,517
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/46 (A)	660,653	666,518
COMM Mortgage Trust, Ser 2013-CCRE10, Cl ASB
3.795%, 08/10/46	809,968	833,466
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (A)	11,844	11,928

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LIMITED DURATION FUND JULY 31, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
GS Mortgage Securities Trust, Ser 2013-GC12, Cl AAB
2.678%, 06/10/46	$379,560	$379,678
JP Morgan Mortgage Trust, Ser 2016-5, Cl A1
2.648%, 12/25/46 (A)(C)	630,788	628,325
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.608%, 06/15/43 (A)	61,999	62,183
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1
2.839%, 06/25/46 (A)(C)	286,008	285,911
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.813%, 07/25/44 (A)(C)	293,367	291,595
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl A1
2.279%, 11/15/50	313,867	313,519
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl ASB
2.453%, 12/15/45	581,350	580,878

Total Mortgage-Backed Securities
(Cost $5,257,870)		5,252,341

MUNICIPAL BOND — 0.2%

New Jersey State, Educational Facilities Authority, Ser G 1.866%, 07/01/20
(Cost $250,000)	250,000	248,675

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.1%

FHLMC 6.000%, 01/01/37	1,020	1,121
6.000%, 11/01/37	1,663	1,855
5.500%, 07/01/34	6,178	6,760
4.000%, 03/01/39	10,209	10,818
FHLMC, Ser 2004-2746, Cl BG 5.000%, 02/15/24	61,975	64,455
FNMA
6.000%, 05/01/36	723	821
6.000%, 08/01/36	911	1,034
6.000%, 11/01/37	1,778	1,955
5.500%, 07/01/38	3,631	3,971
GNMA 6.000%, 03/15/32	1,705	1,928
6.000%, 09/15/33	8,918	10,194
6.000%, 09/15/37	2,527	2,857
5.500%, 06/15/38	2,965	3,244
5.000%, 06/15/33	2,280	2,437

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $114,252)		113,450

Total Investments— 98.9%
(Cost $97,383,506)		$97,971,986

 Percentages based on Net Assets of $99,060,423.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2019 was $25,037,691 and represented 25.3% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class
CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MTN — Medium Term Note
Ser — Series
USD — United States Dollar
VAR — Variable Rate

The following is a list of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3[1]	Total
Corporate Obligations	$–	$51,847,363	$827,921	$52,675,284
U.S. Treasury Obligations	–	23,954,831	–	23,954,831
Asset-Backed Securities	–	15,727,405	–	15,727,405
Mortgage-Backed Securities	–	5,252,341	–	5,252,341
Municipal Bond	–	248,675	–	248,675
U.S. Government Agency Mortgage-Backed Obligations	–	113,450	–	113,450

Total Investments in Securities	$–	$97,144,065	$827,921	$97,971,986

1A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/ or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, were considered to have occurred as of the end of the period.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-002-0900

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LARGE CAP GROWTH FUND JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%#
	Shares	Value

COMMUNICATION SERVICES — 12.3%
Alphabet, Cl A *	2,089	$2,544,820
Charter Communications, Cl A *	2,855	1,100,260
Facebook, Cl A *	15,720	3,053,295
IAC *	3,854	921,299
Netflix *	564	182,166
T-Mobile US *	7,545	601,563
Twitter *	12,002	507,805

		8,911,208

CONSUMER DISCRETIONARY — 14.1%
Alibaba Group Holding ADR *	1,997	345,701
Amazon.com *	2,284	4,263,725
Deckers Outdoor *	4,645	725,921
Dick’s Sporting Goods	9,830	365,381
eBay	17,724	730,051
Etsy *	9,933	665,710
Hilton Worldwide Holdings	7,487	722,870
Home Depot	1,715	366,478
Lululemon Athletica *	4,697	897,549
Restaurant Brands International	8,010	590,337
Ulta Beauty *	1,489	520,034

		10,193,757

CONSUMER STAPLES — 6.1%
Coca-Cola	23,732	1,249,015
Hershey	6,338	961,728
PepsiCo	12,046	1,539,600
WD-40	3,581	650,166

		4,400,509

ENERGY — 0.3%
CVR Energy	4,752	252,189

FINANCIALS — 3.7%
Ameriprise Financial	4,704	684,479
Citigroup	10,179	724,338
MetLife	11,066	546,882
Voya Financial	13,258	744,701

		2,700,400

HEALTH CARE — 13.4%
Alexion Pharmaceuticals *	5,956	674,755
Bruker	7,266	347,678
Centene *	13,468	701,548
Cerner	9,654	691,709
Covetrus *	29,292	693,342
Exact Sciences *	6,066	698,258
Exelixis *	28,500	606,195
Incyte *	5,998	509,350
IQVIA Holdings *	3,448	548,818
Jazz Pharmaceuticals *	6,870	957,540

COMMON STOCK — continued

HEALTH CARE— continued
Molina Healthcare *	5,592	$742,506
Sarepta Therapeutics *	1,411	210,027
Vertex Pharmaceuticals *	5,047	840,932
WellCare Health Plans *	2,718	780,745
Zoetis, Cl A	6,267	720,016

		9,723,419

INDUSTRIALS — 9.1%
Cintas	3,990	1,039,156
Cummins	5,060	829,840
Delta Air Lines	10,036	612,597
EMCOR Group	9,238	779,594
Fortune Brands Home & Security	6,328	347,660
Generac Holdings *	10,296	744,401
Quanta Services	19,735	738,484
Timken	14,791	676,097
TriNet Group *	11,055	812,985

		6,580,814

INFORMATION TECHNOLOGY — 36.3%
Apple	20,741	4,418,663
CDW	7,338	867,058
CyberArk Software *	4,022	558,575
Dell Technologies, Cl C *	10,679	616,605
Euronet Worldwide *	4,382	683,198
Keysight Technologies *	6,055	542,044
Lam Research	3,750	782,287
Mastercard, Cl A	11,580	3,152,887
Microsoft	34,268	4,669,701
NXP Semiconductors	7,208	745,235
ON Semiconductor *	31,309	673,457
PayPal Holdings *	14,143	1,561,387
salesforce.com *	9,388	1,450,446
ServiceNow *	3,082	854,916
VeriSign *	2,848	601,184
Visa, Cl A	19,398	3,452,843
Zscaler *	6,983	588,457

		26,218,943

REAL ESTATE — 1.6%
WP Carey ‡	12,975	1,122,857

Total Common Stock
(Cost $61,427,136)		70,104,096

Total Investments— 96.9%
(Cost $61,427,136)		$70,104,096

Percentages based on Net Assets of $72,327,939.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LARGE CAP GROWTH FUND JULY 31, 2019 (Unaudited)

Cl — Class

As of July 31, 2019, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer the Fund’s most recent financial statements.

KOC-QH-003-0900

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LARGE CAP VALUE FUND JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%
	Shares	Value

COMMUNICATION SERVICES — 7.3%
AT&T	16,127	$549,124
Facebook, Cl A *	4,904	952,504
Nexstar Media Group, Cl A	13,200	1,343,364
Verizon Communications	40,341	2,229,647

		5,074,639

CONSUMER DISCRETIONARY — 8.0%
Best Buy	8,706	666,270
Expedia Group	3,705	491,802
Garmin	10,722	842,642
General Motors	31,046	1,252,396
Royal Caribbean Cruises	7,788	906,056
Starbucks	14,726	1,394,404

		5,553,570

CONSUMER STAPLES — 8.6%
Colgate-Palmolive	17,738	1,272,524
Costco Wholesale	6,502	1,792,146
Flowers Foods	41,297	978,739
General Mills	20,933	1,111,752
Walgreens Boots Alliance	14,387	783,948

		5,939,109

ENERGY — 9.0%
Chevron	18,479	2,274,949
ConocoPhillips	24,460	1,445,097
Encana	88,240	403,257
Exxon Mobil	5,391	400,875
Marathon Petroleum	17,585	991,618
Valero Energy	8,981	765,630

		6,281,426

FINANCIALS — 20.1%
Ameriprise Financial	6,618	962,985
Bank of America	94,880	2,910,918
Citigroup	32,746	2,330,205
Citizens Financial Group	12,826	477,897
Evercore, Cl A	7,863	679,127
Fifth Third Bancorp	27,629	820,305
LPL Financial Holdings	14,125	1,184,664
MetLife	22,363	1,105,179
Navient	31,260	442,329
Prudential Financial	12,723	1,288,968
SunTrust Banks	17,092	1,138,327
Zions Bancorp	14,953	673,932

		14,014,836

HEALTH CARE — 13.3%
Amedisys *	12,602	1,737,690
Encompass Health	19,232	1,227,771
Hill-Rom Holdings	9,162	977,036

COMMON STOCK — continued
	Shares	Value

HEALTH CARE— continued
ICON *	11,652	$ 1,819,693
Quest Diagnostics	9,252	944,444
Select Medical Holdings *	58,476	978,888
Zimmer Biomet Holdings	11,609	1,568,724

		9,254,246

INDUSTRIALS — 8.6%
Cintas	4,151	1,081,086
CSX	9,358	658,803
Cummins	5,098	836,072
ManpowerGroup	13,546	1,237,428
Oshkosh	11,723	979,692
Quanta Services	22,163	829,339
Triton International	11,793	390,112

		6,012,532

INFORMATION TECHNOLOGY — 7.4%
Cisco Systems	10,743	595,162
Lam Research	5,922	1,235,389
Microsoft	9,305	1,267,992
NXP Semiconductors	8,946	924,927
Visa, Cl A	6,383	1,136,174

		5,159,644

MATERIALS — 2.9%
Huntsman	52,854	1,086,149
Steel Dynamics	29,813	939,408

		2,025,557

REAL ESTATE — 5.3%
Lamar Advertising, Cl A ‡	13,666	1,105,853
MGM Growth Properties, Cl A ‡	29,880	892,217
RLJ Lodging Trust ‡	38,886	671,950
Ryman Hospitality Properties ‡	13,299	997,425

		3,667,445

UTILITIES — 6.4%
Entergy	12,959	1,368,730
Exelon	20,723	933,778
FirstEnergy	23,010	1,011,750
Southern	20,490	1,151,538

		4,465,796

Total Common Stock (Cost $59,291,666)		67,448,800

Total Investments— 96.9% (Cost $59,291,666)		$ 67,448,800

 Percentages based on Net Assets of $69,573,209.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR LARGE CAP VALUE FUND JULY 31, 2019 (Unaudited)

As of July 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer the Fund’s most recent financial statements.

KOC-QH-004-0900

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR SMALL CAP FUND JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.2%
	Shares	Value

COMMUNICATION SERVICES — 2.8%
Cargurus, Cl A *	19,160	$714,093
Marcus	36,582	1,280,004
Sinclair Broadcast Group, Cl A	11,095	557,524

		2,551,621

CONSUMER DISCRETIONARY — 9.3%
American Axle & Manufacturing Holdings *	38,435	463,910
America’s Car-Mart *	6,650	599,564
Boot Barn Holdings *	22,828	714,288
Boyd Gaming	21,965	581,853
Callaway Golf	30,035	550,842
Dave & Buster’s Entertainment	29,608	1,203,565
Johnson Outdoors, Cl A	15,785	1,073,222
Malibu Boats, Cl A *	28,605	861,869
RH *	7,197	1,003,262
Sleep Number *	12,890	633,801
YETI Holdings *	21,921	761,974

		8,448,150

CONSUMER STAPLES — 2.7%
Darling Ingredients *	32,010	650,763
Performance Food Group *	22,400	982,240
WD-40	4,202	762,915

		2,395,918

ENERGY — 3.8%
Delek US Holdings	40,366	1,738,967
ProPetro Holding *	33,266	603,113
Solaris Oilfield Infrastructure, Cl A	38,930	557,088
Talos Energy *	26,290	541,048

		3,440,216

FINANCIALS — 16.7%
Associated Banc-Corp	27,145	588,232
Assured Guaranty	13,920	608,165
Brookline Bancorp	36,265	537,810
Cathay General Bancorp	20,425	760,219
CNO Financial Group	39,735	671,919
Ellington Financial	38,680	676,126
Essent Group *	27,997	1,292,342
Evercore, Cl A	6,145	530,744
First Bancorp	18,835	695,765
First Horizon National	43,140	707,496
First Merchants	7,574	298,491
FirstCash	9,180	923,875
Flagstar Bancorp	24,255	836,312
Hancock Whitney	18,180	754,834
Hilltop Holdings	29,530	669,740
Houlihan Lokey, Cl A	13,750	632,500

COMMON STOCK — continued
	Shares	Value

FINANCIALS— continued
OFG Bancorp	62,567	$1,415,892
TCF Financial	33,420	714,520
United Community Banks	29,650	850,955
Washington Federal	26,390	965,346

		15,131,283

HEALTH CARE — 16.6%
Allscripts Healthcare Solutions *	52,715	542,965
AMN Healthcare Services *	12,120	646,966
Amphastar Pharmaceuticals *	23,650	476,548
AngioDynamics *	32,050	653,179
Coherus Biosciences *	24,359	409,718
Emergent BioSolutions *	17,807	786,000
Ensign Group	15,959	961,688
Fate Therapeutics *	25,410	560,291
FibroGen *	12,553	593,255
Heron Therapeutics *	27,225	474,804
Intersect ENT *	14,625	289,136
Invitae *	24,490	658,536
Ligand Pharmaceuticals *	4,315	394,866
Medpace Holdings *	9,549	752,079
NuVasive *	14,785	984,681
Oxford Immunotec Global *	46,975	605,978
Premier, Cl A *	17,518	678,823
PTC Therapeutics *	14,075	677,993
Radius Health *	23,136	496,499
Repligen *	7,808	736,997
Supernus Pharmaceuticals *	25,660	856,274
Syneos Health, Cl A *	13,480	688,693
Veracyte *	20,068	569,329
Vericel *	25,304	483,812

		14,979,110

INDUSTRIALS — 15.0%
Casella Waste Systems, Cl A *	33,905	1,478,258
Columbus McKinnon	19,474	748,581
Great Lakes Dredge & Dock *	54,140	580,922
H&E Equipment Services	23,135	708,162
Harsco *	57,190	1,341,676
Herc Holdings *	16,096	726,574
MasTec *	12,309	631,698
McGrath RentCorp	11,595	789,735
Mesa Air Group *	31,000	317,440
Navistar International *	16,470	514,523
Park-Ohio Holdings	17,130	524,178
Quanta Services	16,290	609,572
Rexnord *	28,444	833,125
Ryder System	9,760	519,818
SkyWest	12,304	746,976
Sterling Construction *	38,060	476,511

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR SMALL CAP FUND JULY 31, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS— continued
Timken	14,963	$683,959
TriNet Group *	9,003	662,081
Triton International	19,715	652,172

		13,545,961

INFORMATION TECHNOLOGY — 16.1%
CACI International, Cl A *	6,585	1,416,763
Cirrus Logic *	8,770	430,169
CyberArk Software *	4,872	676,623
Envestnet *	11,307	807,433
Extreme Networks *	163,435	1,330,361
Five9 *	17,349	856,520
FormFactor *	42,300	709,794
Harmonic *	180,303	1,346,863
Mimecast *	14,255	678,538
Paylocity Holding *	6,968	711,363
Perficient *	21,970	750,715
Rapid7 *	15,095	915,512
Rudolph Technologies *	42,141	1,134,435
SPS Commerce *	7,513	840,179
Upland Software *	11,100	488,289
Vishay Precision Group *	35,858	1,460,855

		14,554,412

MATERIALS — 3.0%
Allegheny Technologies *	24,585	535,215
Ingevity *	8,404	828,130
Louisiana-Pacific	52,255	1,365,946

		2,729,291

REAL ESTATE — 6.9%
Agree Realty ‡	12,890	861,697
Armada Hoffler Properties ‡	46,350	784,706
Braemar Hotels & Resorts ‡	63,825	582,084
CareTrust ‡	27,846	646,863
National Storage Affiliates Trust ‡	28,905	875,532
Preferred Apartment Communities, Cl A ‡	47,188	683,754
QTS Realty Trust, Cl A ‡	11,598	536,755
RMR Group, Cl A	9,210	453,500
STAG Industrial ‡	28,323	841,760

		6,266,651

UTILITIES — 2.3%
Portland General Electric	19,265	1,056,685
Southwest Gas Holdings	11,524	1,024,599

		2,081,284

Total Common Stock (Cost $79,403,772)		86,123,897

Total Investments— 95.2% (Cost $79,403,772)		$86,123,897

Percentages based on Net Assets of $90,497,536.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

As of July 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-005-0900

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR INTERNATIONAL EQUITY FUND JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%
	Shares	Value

AUSTRALIA — 7.1%
Altium	48,700	$1,216,881
Cochlear	10,750	1,618,547
Macquarie Group	18,200	1,590,033
Medibank Pvt	500,000	1,234,613

		5,660,074

AUSTRIA — 1.3%
OMV	21,000	1,053,199

BELGIUM — 1.2%
Solvay	9,500	974,611

BRAZIL — 2.8%
Centrais Eletricas Brasileiras	100,000	1,027,159
YDUQS Part	131,660	1,191,594

		2,218,753

CANADA — 7.2%
Bank of Montreal	17,560	1,314,538
Canadian National Railway	10,000	946,507
George Weston	13,850	1,095,365
Magna International	21,679	1,093,313
Manulife Financial	69,000	1,249,508

		5,699,231

CHILE — 1.4%
Cia Cervecerias Unidas ADR	39,600	1,107,216

CHINA — 1.7%
CNOOC ADR	8,100	1,339,173

CZECH REPUBLIC — 0.8%
CEZ	27,264	611,497

DENMARK — 1.3%
GN Store Nord	21,000	997,646

FINLAND — 2.1%
Neste	50,490	1,674,038

FRANCE — 6.4%
Bouygues	36,160	1,294,542
Kering	2,300	1,187,103
Peugeot	44,000	1,036,500
Publicis Groupe	17,500	863,182
Ubisoft Entertainment *	8,400	691,339

		5,072,666

GERMANY — 0.9%
TAG Immobilien *	30,000	707,361

HONG KONG — 8.6%
China Construction Bank, Cl H	1,400,000	1,080,711
China Mobile	103,000	876,020
CSPC Pharmaceutical Group	662,000	1,157,407

COMMON STOCK — continued
	Shares	Value

HONG KONG— continued
PCCW	2,100,000	$1,197,002
Ping An Insurance Group of China, Cl H	120,000	1,423,777
Sun Hung Kai Properties	65,900	1,065,733

		6,800,650

INDIA — 0.5%
Vedanta ADR	50,000	436,500

INDONESIA — 2.1%
Bank Negara Indonesia Persero	1,807,000	1,089,429
Japfa Comfeed Indonesia	4,803,200	548,408

		1,637,837

ITALY — 4.0%
DiaSorin	9,900	1,147,893
Enel	99,720	682,990
Recordati	30,000	1,344,262

		3,175,145

JAPAN — 15.9%
Central Japan Railway	6,650	1,336,837
Daiwa House Industry	26,400	751,383
Hitachi	39,020	1,386,568
ITOCHU	75,000	1,429,265
Konica Minolta	112,000	933,509
Mizuho Financial Group	1,000,000	1,414,576
Morinaga	33,000	1,543,025
Nippon Telegraph & Telephone	29,000	1,307,641
ORIX	101,000	1,442,805
Toho Holdings	47,000	1,046,022

		12,591,631

NETHERLANDS — 2.8%
Koninklijke Ahold Delhaize	44,350	1,002,672
NN Group	32,500	1,218,014

		2,220,686

POLAND — 1.4%
Asseco Poland	79,620	1,126,088

SOUTH KOREA — 5.6%
Hyundai Motor	9,800	1,046,049
POSCO ADR	18,000	842,940
Samsung Electronics	39,000	1,483,407
Shinhan Financial Group ADR	28,394	1,031,270

		4,403,666

SPAIN — 3.2%
ACS Actividades de Construccion y Servicios	30,800	1,243,955
Repsol	80,437	1,276,681

		2,520,636

SWITZERLAND — 7.3%
Logitech International	27,900	1,148,568

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR INTERNATIONAL EQUITY FUND JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SWITZERLAND— continued
Nestle	19,800	$2,094,821
Partners Group Holding	1,300	1,037,364
Temenos *	8,700	1,529,111

		5,809,864

TURKEY — 1.4%
Turkcell Iletisim Hizmetleri	472,000	1,089,897

UNITED KINGDOM — 9.9%
3i Group PLC	88,000	1,189,411
Anglo American PLC	60,500	1,485,285
Intertek Group PLC	11,000	760,126
Legal & General Group PLC	298,000	947,603
Next PLC	15,000	1,102,349
Rightmove PLC	174,220	1,115,387
Tate & Lyle PLC	136,000	1,243,632

		7,843,793

Total Common Stock
(Cost $71,701,733)		76,771,858

Total Investments— 96.9%
(Cost $71,701,733)		$76,771,858

Percentages are based on Net Assets of $79,220,360.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a list of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$5,660,074	$—	$5,660,074
Austria	—	1,053,199	—	1,053,199
Belgium	—	974,611	—	974,611
Brazil	2,218,753	—	—	2,218,753
Canada	5,699,231	—	—	5,699,231
Chile	1,107,216	—	—	1,107,216
China	1,339,173	—	—	1,339,173
Czech Republic	—	611,497	—	611,497
Denmark	—	997,646	—	997,646
Finland	—	1,674,038	—	1,674,038
France	—	5,072,666	—	5,072,666
Germany	—	707,361	—	707,361
Hong Kong	—	6,800,650	—	6,800,650
India	436,500	—	—	436,500
Indonesia	—	1,637,837	—	1,637,837
Italy	—	3,175,145	—	3,175,145
Japan	—	12,591,631	—	12,591,631
Netherlands	—	2,220,686	—	2,220,686
Poland	—	1,126,088	—	1,126,088
South Korea	1,874,210	2,529,456	—	4,403,666
Spain	—	2,520,636	—	2,520,636
Switzerland	—	5,809,864	—	5,809,864
Turkey	—	1,089,897	—	1,089,897
United Kingdom	—	7,843,793	—	7,843,793

Total Common Stock	12,675,083	64,096,775	—	76,771,858

Total Investments in Securities	$12,675,083	$64,096,775	$—	$76,771,858

For the period ended July 31, 2019, securities with a total value of $64,096,775 transferred from Level 1 to Level 2 assets and liabilities as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended July 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-006-0900

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 25, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: September 25, 2019